UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-07626)

Exact name of registrant as specified in charter:	Putnam Municipal Opportunities Trust

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	Bryan Chegwidden, Esq. Ropes & Gray LLP 1211 Avenue of the Americas New York, New York 10036

Registrant's telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	April 30, 2018

Date of reporting period:	January 31, 2018

Item 1. Schedule of Investments:

Putnam Municipal Opportunities Trust

The fund's portfolio
1/31/18 (Unaudited)

Key to holding's abbreviations
ABAG — Association Of Bay Area Governments
AGC — Assured Guaranty Corp.
AGM — Assured Guaranty Municipal Corporation
AMBAC — AMBAC Indemnity Corporation
BAM — Build America Mutual
FGIC — Financial Guaranty Insurance Company
FHL Banks Coll. — Federal Home Loan Banks System Collateralized
FRB — Floating Rate Bonds: the rate shown is the current interest rate at the close of the reporting period. Rates may be subject to a cap or floor. For certain securities, the rate may represent a fixed rate currently in place at the close of the reporting period.
FRN — Floating Rate Notes: the rate shown is the current interest rate or yield at the close of the reporting period. Rates may be subject to a cap or floor. For certain securities, the rate may represent a fixed rate currently in place at the close of the reporting period.
G.O. Bonds — General Obligation Bonds
IFB — Inverse Floating Rate Bonds, which are securities that pay interest rates that vary inversely to changes in the market interest rates. As interest rates rise, inverse floaters produce less current income. The rate shown is the current interest rate at the close of the reporting period. Rates may be subject to a cap or floor.
NATL — National Public Finance Guarantee Corp.
PSFG — Permanent School Fund Guaranteed
U.S. Govt. Coll. — U.S. Government Collateralized
VRDN — Variable Rate Demand Notes, which are floating-rate securities with long-term maturities that carry coupons that reset and are payable upon demand either daily, weekly or monthly. The rate shown is the current interest rate at the close of the reporting period. Rates are set by remarketing agents and may take into consideration market supply and demand, credit quality and the current SIFMA Municipal Swap Index rate, which was 1.08% as of the close of the reporting period.
MUNICIPAL BONDS AND NOTES (136.7%)(a)
	Rating(RAT)	Principal amount	Value

Alabama (1.2%)

Jefferson Cnty., Swr. Rev. Bonds, Ser. D, 6.50%, 10/1/53	BBB-	$2,000,000	$2,374,080

Jefferson, Cnty. Rev. Bonds (Warrants)
5.00%, 9/15/34	AA	2,075,000	2,352,511
5.00%, 9/15/33	AA	275,000	312,708

Selma, Indl. Dev. Board Rev. Bonds (Gulf Opportunity Zone Intl. Paper Co.), Ser. A, 5.80%, 5/1/34	Baa2	750,000	816,803

			5,856,102
Arizona (3.5%)

AZ State Indl. Dev. Auth. Ed. 144A Rev. Bonds (BASIS Schools, Inc.), Ser. D, 5.00%, 7/1/51	BB	510,000	527,396

Casa Grande, Indl. Dev. Auth. Rev. Bonds (Casa Grande Regl. Med. Ctr.), Ser. A, 7.625%, 12/1/29 (escrow)(F)	D/P	3,025,000	9,042

Glendale, Excise Tax Rev. Bonds, 5.00%, 7/1/30	AA	1,700,000	1,998,350

Glendale, Indl. Dev. Auth. Rev. Bonds (Midwestern U.), 5.125%, 5/15/40	A	2,125,000	2,258,854

Maricopa Cnty., Indl. Dev. Auth. Rev. Bonds (Banner Hlth.), Ser. A, 4.00%, 1/1/41	AA-	2,380,000	2,464,752

Maricopa Cnty., Indl. Dev. Auth. Ed. Rev. Bonds (Reid Traditional Schools Painted Rock Academy), 5.00%, 7/1/36	Baa3	350,000	375,820

Maricopa Cnty., Poll. Control Rev. Bonds (El Paso Elec. Co.), Ser. A, 7.25%, 2/1/40	Baa1	2,400,000	2,526,000

Phoenix, Civic Impt. Corp. Arpt. Rev. Bonds, Ser. A, 5.00%, 7/1/40 (Prerefunded 7/1/20)	A1	1,000,000	1,079,930

Phoenix, Indl. Dev. Auth. Ed. Rev. Bonds (Great Hearts Academies), 3.75%, 7/1/24	BBB-	645,000	674,554

Salt Verde, Fin. Corp. Gas Rev. Bonds, 5.50%, 12/1/29	Baa1	1,350,000	1,637,415

U. Med. Ctr. Corp. Hosp. Rev. Bonds, U.S. Govt. Coll., 6.50%, 7/1/39 (Prerefunded 7/1/19)	AAA/P	1,000,000	1,068,510

Yavapai Cnty., Indl. Dev. Auth. Hosp. Fac. Rev. Bonds (Yavapai Regl. Med. Ctr.), 5.00%, 8/1/34	Baa1	500,000	548,170

Yuma, Indl. Dev. Auth. Hosp. Rev. Bonds (Yuma Regl. Med. Ctr.), Ser. A, 5.00%, 8/1/32	A-	2,065,000	2,337,105

			17,505,898
California (15.8%)

ABAG Fin. Auth. for Nonprofit Corps. Rev. Bonds (Episcopal Sr. Cmntys.), Ser. A, 5.00%, 7/1/32	A-/F	550,000	596,569

Burbank, Unified School Dist. G.O. Bonds (Election of 1997), Ser. C, NATL, FGIC, zero %, 8/1/23	AA-	1,000,000	878,040

CA Muni. Fin. Auth. Rev. Bonds (Biola U.), 5.00%, 10/1/42	Baa1	500,000	547,070

CA State Edl. Fac. Auth. Rev. Bonds (Loyola-Marymount U.), NATL, zero %, 10/1/21	A2	1,300,000	1,207,713

CA State Muni. Fin. Auth Mobile Home Park Rev. Bonds (Caritas Affordable Hsg., Inc.), 5.25%, 8/15/39	BBB+	400,000	437,832

CA State Poll. Control Fin. Auth. Rev. Bonds (San Jose Wtr. Co.)
5.10%, 6/1/40	A	3,500,000	3,728,445
4.75%, 11/1/46	A	750,000	814,778

CA State Poll. Control Fin. Auth. Wtr. Fac. Rev. Bonds (American Wtr. Cap. Corp.), 5.25%, 8/1/40	A	1,000,000	1,073,970

CA State Pub. Wks. Board Rev. Bonds
Ser. I-1, 6.125%, 11/1/29 (Prerefunded 11/1/19)	Aaa	1,000,000	1,081,790
(Dept. of Forestry & Fire), Ser. E, 5.00%, 11/1/32	A1	1,575,000	1,579,851

CA Statewide Cmnty. Dev. Auth. Rev. Bonds (899 Charleston, LLC), Ser. A, 5.25%, 11/1/44	BB/P	450,000	479,115

Foothill/Eastern Corridor Agcy. Rev. Bonds, Ser. A, 6.00%, 1/15/53	Baa3	1,500,000	1,764,180

Golden State Tobacco Securitization Corp. Rev. Bonds
Ser. A-1, 5.75%, 6/1/47	B3	1,510,000	1,524,405
Ser. A-2, 5.30%, 6/1/37	B	1,000,000	1,011,310
Ser. A-1, 5.125%, 6/1/47	B3	3,970,000	3,969,960
Ser. A-1, 5.00%, 6/1/33	B+	100,000	100,402
Ser. A-1, 5.00%, 6/1/29	BBB	1,000,000	1,154,640

Los Angeles, Dept. of Arpt. Rev. Bonds (Los Angeles Intl. Arpt.)
Ser. D, 5.00%, 5/15/40	AA	3,500,000	3,753,715
5.00%, 5/15/30	AA	1,000,000	1,120,930

Los Angeles, CA Dept. Wtr. & Pwr. Rev. Bonds, Ser. C., 5%, 7/1/42(T)	AA	12,501,500	14,615,870

Los Angeles, Regl. Arpt. Impt. Corp. Lease Rev. Bonds (Laxfuel Corp.), 4.50%, 1/1/27	A	600,000	637,320

M-S-R Energy Auth. Rev. Bonds
Ser. A, 6.50%, 11/1/39	BBB+	3,000,000	4,191,270
Ser. B, 6.50%, 11/1/39	BBB+	3,000,000	4,191,270

Metro. Wtr. Dist. Rev. Bonds (Southern CA Wtr. Wks.), 5.75%, 8/10/18	AAA	2,050,000	2,097,478

North Natomas, Cmnty. Fac. Special Tax Bonds (Dist. No. 4), Ser. E, 5.00%, 9/1/30	BBB+	1,250,000	1,401,425

Oakland, Alameda Cnty. Unified School Dist. G.O. Bonds (Election of 2012), 6.625%, 8/1/38 (Prerefunded 8/1/21)	Aa3	500,000	586,055

Redwood City, Elementary School Dist. G.O. Bonds, FGIC, NATL, zero %, 8/1/21	A+	1,990,000	1,858,143

Sacramento, Regl. Trans. Dist. Rev. Bonds (Farebox), 5.00%, 3/1/42	A3	1,320,000	1,407,067

San Bernardino, Cmnty. College Dist. G.O. Bonds, Ser. A, 4.00%, 8/1/33	Aa2	1,500,000	1,610,325

San Diego Cnty., Regl. Arpt. Auth. Rev. Bonds, Ser. A, 5.00%, 7/1/40	A2	3,750,000	4,008,263

San Diego, Unified School Dist. G.O. Bonds (Election of 2008), Ser. C, zero %, 7/1/38	Aa2	5,000,000	2,365,600

San Mateo, Union High School Dist. G.O. Bonds (Election 2010), stepped-coupon zero % (6.700%, 9/1/28), 9/1/41(STP)	Aaa	1,850,000	1,586,727

Stockton, Pub. Wtr. Fin. Auth. Rev. Bonds (Delta Wtr. Supply), Ser. A, 6.25%, 10/1/40	A	875,000	1,043,175

Sunnyvale, Cmnty. Fac. Dist. Special Tax Bonds, 7.65%, 8/1/21	B+/P	285,000	285,864

Univ. of CA Rev. Bonds, Ser. AF, 5%, 5/15/36(T)	AA	9,000,000	10,224,860

			78,935,427
Colorado (2.7%)

CO State Hlth. Fac. Auth. Rev. Bonds
(Evangelical Lutheran Good Samaritan Society Oblig. Group (The)), 5.625%, 6/1/43	Baa2	600,000	677,028
(Evangelical Lutheran Good Samaritan Society Oblig. Group (The)), Ser. A, 5.00%, 6/1/40	Baa1	1,750,000	1,915,988
(Valley View Hosp. Assn.), 5.00%, 5/15/40	A-	1,000,000	1,102,440
(Covenant Retirement Cmnty.), Ser. A, 5.00%, 12/1/35	BBB+/F	1,000,000	1,096,200
(Evangelical Lutheran Good Samaritan Society Oblig. Group (The)), 5.00%, 12/1/33	Baa2	1,650,000	1,783,007

CO State Hlth. Fac. Auth. Hosp. Rev. Bonds (Christian Living Neighborhood), 5.00%, 1/1/37	BB/P	550,000	580,102

Denver City & Cnty., Arpt. Rev. Bonds (Sub. Syst.), Ser. A, 5.50%, 11/15/31	A2	950,000	1,083,912

E-470 CO Pub. Hwy. Auth. FRN Mandatory Put Bonds (Sr. Libor Index)
FRN Mandatory Put Bonds (9/1/21) (Sr. Libor Index) Ser. B, 2.096%, 9/1/39	A3	1,400,000	1,423,044
FRN Mandatory Put Bonds (9/1/19) (Sr. Libor Index) Ser. A, 1.95%, 9/1/39	A3	500,000	501,360

Park Creek, Metro. Dist. Tax Allocation Bonds (Sr. Ltd. Property Tax Supported), Ser. A, 5.00%, 12/1/45	A/F	200,000	223,284

Pub. Auth. for CO Energy Rev. Bonds (Natural Gas Purchase), 6.50%, 11/15/38	A3	2,250,000	3,113,460

			13,499,825
Connecticut (0.2%)

Harbor Point Infrastructure Impt. Dist. 144A Tax Alloc. Bonds (Harbor Point Ltd.), 5.00%, 4/1/39	BB/P	1,000,000	1,092,070

			1,092,070
Delaware (1.2%)

DE State Econ. Dev. Auth. Rev. Bonds (Delmarva Pwr.), 5.40%, 2/1/31	Baa1	1,100,000	1,181,741

DE State Hlth. Fac. Auth. Rev. Bonds (Bayhealth Med. Ctr.), Ser. A, 4.00%, 7/1/40	AA-	1,000,000	1,035,720

DE State Hlth. Fac. Auth. VRDN (Christiana Care), Ser. A, 1.00%, 10/1/38	VMIG1	3,500,000	3,500,000

			5,717,461
District of Columbia (2.3%)

DC Rev. Bonds
(Howard U.), Ser. A, 6.50%, 10/1/41	BBB	1,575,000	1,692,275
(Howard U.), Ser. A, U.S. Govt. Coll., 6.50%, 10/1/41 (Prerefunded 4/1/21)	AAA/P	25,000	28,697
(Kipp DC), Ser. B, 5.00%, 7/1/37	BBB+	2,500,000	2,811,775

DC U. Rev. Bonds (Gallaudet U.), 5.50%, 4/1/34	A+	1,000,000	1,100,940

DC, Wtr. & Swr. Auth. Pub. Util. Rev. Bonds, Ser. C, 5.00%, 10/1/39	AA+	2,000,000	2,259,220

Metro. Washington, Arpt. Auth. Dulles Toll Rd. Rev. Bonds
Ser. A, 5.00%, 10/1/39	A2	2,000,000	2,093,620
(Metrorail), Ser. A, zero %, 10/1/37	Baa1	3,700,000	1,587,448

			11,573,975
Florida (4.7%)

Brevard Cnty., Hlth. Care Fac. Auth. Rev. Bonds (Health First, Inc.), U.S. Govt. Coll., 7.00%, 4/1/39 (Prerefunded 4/1/19)	A2	3,000,000	3,189,570

FL State Muni. Pwr. Agcy. Rev. Bonds (All Requirements Pwr. Supply), Ser. A, 5.00%, 10/1/31	A2	255,000	260,475

Halifax Hosp. Med. Ctr. Rev. Bonds, 5.00%, 6/1/36	A-	2,250,000	2,474,865

Jacksonville, Port Auth. Rev. Bonds, 5.00%, 11/1/38	A2	600,000	651,594

Lakeland, Hosp. Syst. Rev. Bonds (Lakeland Regl. Hlth.), 5.00%, 11/15/40	A2	1,350,000	1,481,571

Lakeland, Retirement Cmnty. 144A Rev. Bonds (1st Mtge. - Carpenters), 6.375%, 1/1/43	BBB-/F	340,000	347,868

Martin Cnty., Rev. Bonds (Indiantown Cogeneration), 4.20%, 12/15/25	Baa2	1,400,000	1,430,688

Miami-Dade Cnty., Rev. Bonds (Tran. Syst. Sales Surtax), 5.00%, 7/1/42	AA	3,000,000	3,300,990

Miami-Dade Cnty., Aviation Rev. Bonds
(Miami Intl. Arpt.), Ser. A-1, 5.375%, 10/1/41	A2	3,000,000	3,259,680
5.00%, 10/1/28	A2	500,000	570,015

Miami-Dade Cnty., Expressway Auth. Toll Syst. Rev. Bonds, Ser. A, 5.00%, 7/1/40	A+	1,000,000	1,064,000

Orange Cnty., Hlth. Fac. Auth. Rev. Bonds (Presbyterian Retirement Cmntys.), 5.00%, 8/1/34	A-/F	1,350,000	1,474,970

Palm Beach Cnty., Hlth. Fac. Auth. Rev. Bonds
(Acts Retirement-Life Cmnty.), 5.50%, 11/15/33 (Prerefunded 11/15/20)	A-/F	1,000,000	1,103,520
(Lifespace Cmntys, Inc.), Ser. C, 5.00%, 5/15/38	A/F	2,000,000	2,198,120

Southeast Overtown Park West Cmnty. Redev. Agcy. 144A Tax Alloc. Bonds, Ser. A-1, 5.00%, 3/1/30	BBB+	360,000	398,812

Tolomato, Cmnty. Dev. Dist. Special Assmt. Bonds, 5.40%, 5/1/37	B+/P	325,000	325,374

			23,532,112
Georgia (6.1%)

Atlanta, Tax Alloc. Bonds (Atlantic Station)
5.00%, 12/1/22	A3	1,625,000	1,823,673
5.00%, 12/1/21	A3	875,000	966,543

Atlanta, Tax Allocation Bonds (Beltline), Ser. B, 5.00%, 1/1/30	A2	1,715,000	1,961,291

Atlanta, Arpt. Rev. Bonds (Hartsfield-Jackson Intl. Arpt.), Ser. A, 5.00%, 1/1/35	Aa3	1,250,000	1,322,475

Atlanta, Wtr. & Waste Wtr. Rev. Bonds, Ser. A, 6.25%, 11/1/39 (Prerefunded 11/1/19)	Aa2	4,500,000	4,869,585

Fulton Cnty., Dev. Auth. Rev. Bonds (GA Tech Athletic Assn.), Ser. A, 5.00%, 10/1/42	A2	1,350,000	1,489,523

Gainesville & Hall Cnty., Dev. Auth. Edl. Fac. Rev. Bonds (Riverside Military Academy)
5.00%, 3/1/47	BBB-/F	1,050,000	1,098,311
5.00%, 3/1/37	BBB-/F	1,100,000	1,169,245

Gainesville & Hall Cnty., Hosp. Auth. Rev. Bonds (Northeast GA Hlth. Syst.), Ser. B
5.25%, 2/15/45	AA-	1,535,000	1,614,697
U.S. Govt. Coll., 5.25%, 2/15/45 (Prerefunded 2/15/20)	AAA/P	4,965,000	5,321,388

Marietta, Dev. Auth. Rev. Bonds (Fac. of Life U., Inc.), 7.00%, 6/15/39 (Prerefunded 6/15/18)	AAA/P	1,400,000	1,429,274

Muni. Election Auth. of GA Rev. Bonds (Plant Voltage Units 3 & 4), Ser. A, 5.50%, 7/1/60	A+	3,500,000	3,921,960

Richmond Cnty., Hosp. Auth. Rev. Bonds (U. Hlth. Svcs., Inc.)
5.00%, 1/1/31	A1	2,175,000	2,472,518
5.00%, 1/1/30	A1	770,000	879,617

			30,340,100
Illinois (17.0%)

Chicago, G.O. Bonds
Ser. A, 6.00%, 1/1/38	BBB+	1,920,000	2,197,728
Ser. A, 5.50%, 1/1/39	BBB+	500,000	538,325
Ser. D-05, 5.50%, 1/1/37	BBB+	750,000	808,418
Ser. G-07, 5.50%, 1/1/35	BBB+	3,175,000	3,422,301
Ser. D-05, 5.50%, 1/1/34	BBB+	1,000,000	1,079,140
Ser. A, 5.25%, 1/1/33	BBB+	1,250,000	1,328,138
Ser. C, 5.00%, 1/1/38	BBB+	1,500,000	1,575,915

Chicago, Board of Ed. G.O. Bonds
Ser. C, 5.25%, 12/1/39	B	2,250,000	2,334,758
Ser. H, 5.00%, 12/1/36	B	500,000	514,050
(School Reform), Ser. B-1, NATL, zero %, 12/1/21	A	3,500,000	3,073,665

Chicago, Motor Fuel Tax Rev. Bonds, 5.00%, 1/1/29	Ba1	500,000	529,595

Chicago, O'Hare Intl. Arpt. Rev. Bonds
Ser. A, 5.75%, 1/1/39	A	640,000	705,491
Ser. C, 5.375%, 1/1/39	A2	1,250,000	1,378,663
Ser. C, 5.25%, 1/1/28	A2	1,320,000	1,475,826
Ser. C, 5.25%, 1/1/27	A2	2,125,000	2,382,104
Ser. G, 5.00%, 1/1/37	A	400,000	450,816

Chicago, Sales Tax Rev. Bonds, 5.00%, 1/1/34 (Prerefunded 1/1/25)	AA	1,500,000	1,776,435

Chicago, Trans. Auth. Sales Tax Rev. Bonds, 5.25%, 12/1/49	AA	3,000,000	3,341,430

Chicago, Waste Wtr. Transmission Rev. Bonds
Ser. C, 5.00%, 1/1/39	A	900,000	974,772
(2nd Lien), 5.00%, 1/1/39	A	1,835,000	1,980,827
Ser. A, NATL, zero %, 1/1/24	A+	1,600,000	1,316,896

Chicago, Wtr. Wks Rev. Bonds
5.00%, 11/1/42	A	645,000	693,078
5.00%, 11/1/39	A	1,080,000	1,179,943

Cicero, G.O. Bonds, Ser. A, AGM, 5.00%, 1/1/21	AA	2,000,000	2,139,040

IL Fin. Auth. Rev. Bonds
(Silver Cross Hosp. & Med. Ctr.), 7.00%, 8/15/44 (Prerefunded 8/15/19)	AAA/P	2,500,000	2,708,400
(IL Rush U. Med. Ctr.), Ser. D, U.S. Govt. Coll., 6.625%, 11/1/39 (Prerefunded 5/1/19)	Aaa	1,490,000	1,583,959
(Rush U. Med. Ctr.), Ser. C, U.S. Govt. Coll., 6.625%, 11/1/39 (Prerefunded 5/1/19)	Aaa	1,425,000	1,514,861
(Alexian), Ser. A, AGM, 5.25%, 1/1/22 (Prerefunded 4/14/18)	AAA/P	3,775,000	3,805,276

IL State G.O. Bonds
5.00%, 11/1/41	Baa3	1,000,000	1,051,260
5.00%, 1/1/41	Baa3	500,000	523,590
5.00%, 2/1/39	Baa3	300,000	310,998
5.00%, 11/1/36	Baa3	6,000,000	6,325,500
5.00%, 11/1/34	Baa3	1,000,000	1,055,750

IL State Fin. Auth. Rev. Bonds
(Three Crowns Park), 5.25%, 2/15/47	BB-/P	700,000	739,676
(Three Crowns Park), 5.25%, 2/15/37	BB-/P	375,000	401,145
(Presence Hlth. Network), Ser. C, 5.00%, 2/15/36	Baa3	400,000	443,840
(Lifespace Cmntys, Inc.), Ser. A, 5.00%, 5/15/35	A/F	1,025,000	1,132,092
(Windy City Portfolio), Ser. A-1, 4.375%, 12/1/42	A-	1,000,000	963,970
(Riverside Hlth.Syst.), 4.00%, 11/15/34	A+	500,000	503,305

IL State Fin. Auth. Student Hsg. & Academic Fac. Rev. Bonds (U. of IL-CHF-Chicago, LLC), Ser. A
5.00%, 2/15/47	Baa3	2,000,000	2,180,420
5.00%, 2/15/37	Baa3	1,000,000	1,086,890

Kendall & Kane Cntys., Cmnty. United School Dist. G.O. Bonds (No. 115 Yorkville), NATL, FGIC, zero %, 1/1/21	Aa3	1,075,000	999,643

Lake Cnty., Cmnty. Construction School Dist. G.O. Bonds (No. 073 Hawthorn)
NATL, FGIC, zero %, 12/1/21	AA+	1,805,000	1,665,564
U.S. Govt. Coll., NATL, zero %, 12/1/21 (Escrowed to maturity)	AA+	145,000	135,278
NATL, FGIC, zero %, 12/1/20	AA+	1,495,000	1,413,911
U.S. Govt. Coll., NATL, zero %, 12/1/20 (Escrowed to maturity)	AA+	155,000	147,665

Metro. Pier & Exposition Auth. Rev. Bonds (McCormick Place Expansion), Ser. B, stepped-coupon zero % (4.700%, 6/15/31), 12/15/37(STP)	BB+	1,000,000	547,050

Metro. Pier & Exposition Auth. Dedicated State Tax Rev. Bonds (McCormick), Ser. A, NATL, zero %, 12/15/30	A	12,000,000	6,940,529

Metro. Wtr. Reclamation Dist. of Greater Chicago G.O. Bonds (Green Bond), Ser. E, 5.00%, 12/1/30	AA+	1,310,000	1,514,072

Railsplitter Tobacco Settlement Auth. Rev. Bonds, 5.00%, 6/1/24	A	1,500,000	1,712,595

Railsplitter, Tobacco Settlement Auth. Rev. Bonds, 6.00%, 6/1/28 (Prerefunded 6/1/21)	AAA/P	4,150,000	4,726,767

Southern IL U. Rev. Bonds (Hsg. & Auxiliary), Ser. A, NATL, zero %, 4/1/25	A	1,870,000	1,451,270

			84,782,630
Indiana (0.7%)

IN Bk. Special Program Gas Rev. Bonds, Ser. A, 5.25%, 10/15/21	A3	180,000	200,363

IN State Fin. Auth. Rev. Bonds
(BHI Sr. Living), 5.75%, 11/15/41	BBB+/F	1,000,000	1,090,190
(Duke Energy Ind.), Ser. C, 4.95%, 10/1/40	Aa3	1,000,000	1,045,830

U. Southern IN Rev. Bonds (Student Fee), Ser. J, AGC, 5.75%, 10/1/28 (Prerefunded 10/1/19)	AA	1,000,000	1,069,390

			3,405,773
Kentucky (1.2%)

KY Pub. Trans. Infrastructure Auth. Rev. Bonds (1st Tier Downtown Crossing), Ser. A, 6.00%, 7/1/53	Baa3	1,000,000	1,123,340

Louisville & Jefferson Cnty., Metro. Govt. College Rev. Bonds (Bellarmine U.), Ser. A, 6.00%, 5/1/38 (Prerefunded 5/1/18)	Baa3	290,000	293,315

Louisville & Jefferson Cnty., Metro. Govt. Hlth. Syst. Rev. Bonds (Norton Healthcare, Inc.), Ser. A, 5.00%, 10/1/32	A-	2,750,000	3,126,888

Louisville, Regl. Arpt. Auth. Syst. Rev. Bonds, Ser. A
5.00%, 7/1/32	A+	1,030,000	1,139,850
5.00%, 7/1/31	A+	385,000	427,007

			6,110,400
Louisiana (0.1%)

LA State Pub. Fac. Auth. Rev. Bonds (Ochsner Clinic Foundation), 5.00%, 5/15/47	A3	650,000	710,879

			710,879
Maryland (1.0%)

MD Econ. Dev. Corp. Poll. Control Rev. Bonds (Potomac Electric Power Co.), 6.20%, 9/1/22	A2	650,000	683,118

MD State Hlth. & Higher Edl. Fac. Auth. FRN Mandatory Put Bonds (5/15/18) (Johns Hopkins Hlth. Syst.), Ser. A, 1.648%, 5/15/46	Aa3	4,100,000	4,101,025

			4,784,143
Massachusetts (5.0%)

MA State Dept. Trans. Rev. Bonds (Metro Hwy. Syst.), Ser. B, 5.00%, 1/1/37	A+	2,500,000	2,630,925

MA State Dev. Fin. Agcy. Rev. Bonds
(Sabis Intl.), Ser. A, 8.00%, 4/15/39 (Prerefunded 10/15/19)	BBB	575,000	636,450
(Linden Ponds, Inc. Fac.), Ser. A-1, 6.25%, 11/15/26	B-/P	960,369	999,398
(Milford Regl. Med. Ctr. Oblig. Group), Ser. F, 5.75%, 7/15/43	BBB-	500,000	545,545
(Suffolk U.), Ser. A, 5.75%, 7/1/39	Baa2	395,000	412,210
(Suffolk U.), Ser. A, U.S. Govt. Coll., 5.75%, 7/1/39 (Prerefunded 7/1/19)	AAA/P	780,000	826,418
(Loomis Cmntys.), Ser. A, 5.75%, 1/1/28	BBB-	1,100,000	1,247,433
(Carleton-Willard Village), 5.625%, 12/1/30	A-	750,000	793,035
(Linden Ponds, Inc.), Ser. A-2 , 5.50%, 11/15/46	B-/P	51,190	51,204
(Berklee College of Music), 5.25%, 10/1/41	A2	2,000,000	2,212,800
(Emerson College), Ser. A, 5.00%, 1/1/40	BBB+	270,000	278,794
(Emerson College), Ser. A, U.S. Govt. Coll., 5.00%, 1/1/40 (Prerefunded 1/1/20)	BBB+	2,730,000	2,907,423
(Suffolk U.), 5.00%, 7/1/34	Baa2	625,000	704,969
(Intl. Charter School), 5.00%, 4/15/33	BBB-	1,000,000	1,078,860
(Linden Ponds, Inc.), Ser. B, zero %, 11/15/56	B-/P	254,614	16,020

MA State Edl. Fin. Auth. Rev. Bonds (Ed. Loan - Issue 1)
5.00%, 1/1/27	AA	800,000	889,712
4.375%, 1/1/32	AA	445,000	461,514

MA State Hlth. & Edl. Fac. Auth. Rev. Bonds
(Care Group), Ser. B-2, NATL, 5.375%, 2/1/26 (Prerefunded 8/1/18)	A	700,000	713,916
(Northeastern U.), Ser. A, 5.00%, 10/1/35	A2	3,250,000	3,471,910

MA State Hsg. Fin. Agcy. Rev. Bonds, Ser. C, 5.35%, 12/1/42	Aa2	830,000	853,207

MA State Port Auth. Special Fac. Rev. Bonds (Conrac), Ser. A, 5.125%, 7/1/41	A	2,855,000	3,095,791

			24,827,534
Michigan (8.3%)

Detroit, G.O. Bonds, AMBAC, 5.25%, 4/1/24	A-/P	222,425	217,045

Detroit, City School Dist. G.O. Bonds, Ser. A, AGM, 6.00%, 5/1/29	Aa1	1,000,000	1,200,850

Detroit, Wtr. Supply Syst. Rev. Bonds, Ser. B
AGM, 6.25%, 7/1/36	AA	5,000	5,304
AGM, U.S. Govt. Coll., 6.25%, 7/1/36 (Prerefunded 7/1/19)	AA	1,420,000	1,513,365

Flint, Hosp. Bldg. Auth. Rev. Bonds (Hurley Med. Ctr.), 7.50%, 7/1/39	Ba1	500,000	545,400

Great Lakes, Wtr. Auth. Swr. Rev. Bonds (Brazos Presbyterian Homes, Inc.), Ser. C, 5.00%, 7/1/36	Baa1	910,000	1,005,923

Karegnondi, Wtr. Auth. Rev. Bonds (Wtr. Supply Syst.), Ser. A, 5.25%, 11/1/31	A2	2,445,000	2,765,002

Kentwood, Economic Dev. Rev. Bonds (Holland Home Oblig. Group), 5.00%, 11/15/37	BBB-/F	1,750,000	1,873,113

MI State Fin. Auth. Rev. Bonds
(Henry Ford Hlth. Syst.), 5.00%, 11/15/41	A	1,800,000	2,015,622
Ser. H-1, 5.00%, 10/1/39	AA-	1,575,000	1,715,238
(MidMichigan Hlth.), 5.00%, 6/1/39	A1	1,000,000	1,111,060
(Local Govt. Loan Program - Detroit Wtr. & Swr. Dept. (DWSD)), Ser. C, 5.00%, 7/1/35	Baa1	1,100,000	1,211,419
(Local Govt. Loan Program - Detroit Wtr. & Swr. Dept. (DWSD)), Ser. C, 5.00%, 7/1/34	Baa1	1,900,000	2,096,384
(Local Govt. Loan Program - Detroit Wtr. & Swr. Dept. (DWSD)), Ser. D-2, 5.00%, 7/1/34	Baa1	1,000,000	1,103,360
(Local Govt. Program Detroit Wtr. & Swr.), Ser. D4, 5.00%, 7/1/34	A3	100,000	110,604
(Detroit Wtr. & Swr.), Ser. C-6, 5.00%, 7/1/33	A3	850,000	942,217
(Detroit), Ser. C-3, 5.00%, 4/1/27	Aa2	750,000	849,593

MI State Hosp. Fin. Auth. Rev. Bonds
MI State Hosp. Fin. Auth. Rev. Bonds (Trinity Hlth. Credit Group), Ser. A, 5%, 12/1/47(T)	AA-	8,500,000	9,231,710
Ser. A, 6.125%, 6/1/39 (Prerefunded 6/1/19)	AA+	2,500,000	2,654,425
(Henry Ford Hlth.), 5.75%, 11/15/39 (Prerefunded 11/15/19)	A3	2,000,000	2,146,620

MI State Hsg. Dev. Auth. Rev. Bonds (Rental Hsg.), Ser. D, 3.95%, 10/1/37	AA	1,050,000	1,089,155

MI State Strategic Fund Ltd. Rev. Bonds (Worthington Armstrong Venture), 5.75%, 10/1/22 (Escrowed to maturity)	AAA/P	1,650,000	1,907,450

MI State Strategic Fund Ltd. Oblig. Rev. Bonds (Evangelical Homes of MI)
5.50%, 6/1/47	BB+/F	675,000	703,404
5.25%, 6/1/32	BB+/F	320,000	333,933

MI Tobacco Settlement Fin. Auth. Rev. Bonds, Ser. A, 6.00%, 6/1/34	B-	575,000	574,155

Wayne Cnty., Arpt. Auth. Rev. Bonds, Ser. A, 5.00%, 12/1/21	A2	2,000,000	2,213,900

			41,136,251
Minnesota (0.6%)

Moorhead, Edl. Fac. Rev. Bonds (Concordia College Corp.), 5.00%, 12/1/40	Baa1	500,000	558,945

St. Cloud, Hlth. Care Rev. Bonds (CentraCare Hlth. Syst.), Ser. A, 5.125%, 5/1/30	A1	160,000	170,530

St. Paul, Hsg. & Redev. Auth. Hlth. Care Fac. Rev. Bonds (HealthPartners Oblig. Group), Ser. A, 5.00%, 7/1/33	A+	2,000,000	2,248,520

			2,977,995
Mississippi (0.9%)

MS Bus. Fin. Corp. Rev. Bonds (Syst. Energy Resources, Inc.), 5.875%, 4/1/22	BBB+	1,445,000	1,449,581

MS State Bus. Fin. Commission Gulf Opportunity Zone VRDN (Chevron USA, Inc.), Ser. B, 0.99%, 12/1/30	VMIG1	775,000	775,000

Warren Cnty., Gulf Opportunity Zone Rev. Bonds (Intl. Paper Co.), Ser. A, 6.50%, 9/1/32	Baa2	2,000,000	2,058,860

			4,283,441
Nebraska (0.2%)

Lancaster Cnty., Hosp. Auth. Rev. Bonds (Immanuel Oblig. Group), 5.625%, 1/1/40	AA/F	925,000	981,888

			981,888
Nevada (0.8%)

Clark Cnty., Arpt. Rev. Bonds, Ser. A-2, 5.00%, 7/1/33	Aa3	1,565,000	1,779,593

Reno, Sales Tax VRDN (Reno Trans. Rail Access Corridor (ReTRAC)), 1.13%, 6/1/42	VMIG1	1,935,000	1,935,000

			3,714,593
New Hampshire (0.9%)

NH State Hlth. & Ed. Fac. Auth. Rev. Bonds
(Catholic Med. Ctr.), 5.00%, 7/1/44	A-	1,000,000	1,119,390
(Elliot Hosp.), 5.00%, 10/1/38	Baa1	500,000	546,225
(Southern NH Med. Ctr.), 5.00%, 10/1/37	A-	2,500,000	2,754,900

			4,420,515
New Jersey (9.1%)

Bayonne, G.O. Bonds (Qualified Gen. Impt.), BAM, 5.00%, 7/1/39	AA	1,300,000	1,447,030

NJ State Econ. Dev. Auth. Rev. Bonds
(NYNJ Link Borrower, LLC), 5.375%, 1/1/43	BBB-	500,000	555,315
Ser. WW, 5.25%, 6/15/32	Baa1	1,500,000	1,642,620
Ser. AAA, 5.00%, 6/15/36	Baa1	750,000	807,825
(Biomedical Research), Ser. A, 5.00%, 7/15/29	Baa1	400,000	436,532
Ser. B, 5.00%, 11/1/26	Baa1	4,500,000	5,004,585
5.00%, 6/15/26	Baa1	500,000	543,000

NJ State Econ. Dev. Auth. Special Fac. Rev. Bonds (Port Newark Container Term., LLC), 5.00%, 10/1/37	Ba1	2,000,000	2,180,660

NJ State Econ. Dev. Auth. Wtr. Fac. Rev. Bonds (NJ American Wtr. Co.)
Ser. A, 5.70%, 10/1/39	A1	3,900,000	4,120,350
Ser. B, 5.60%, 11/1/34	A1	500,000	533,080

NJ State Edl. Fac. Auth. Rev. Bonds (Georgian Court U.), Ser. D
5.25%, 7/1/37 (Prerefunded 3/5/18)	Baa3	1,000,000	1,008,910
5.25%, 7/1/27 (Prerefunded 3/5/18)	Baa3	500,000	504,455

NJ State Higher Ed. Assistance Auth. Rev. Bonds (Student Loan), Ser. 1A, 5.00%, 12/1/22	Aaa	2,500,000	2,774,225

NJ State Hlth. Care Fac. Fin. Auth. Rev. Bonds
(St. Joseph Hlth. Care Syst.), 6.625%, 7/1/38 (Prerefunded 7/1/18)	Baa3	2,750,000	2,809,510
(St. Peter's U. Hosp.), 5.75%, 7/1/37	Ba1	1,500,000	1,519,755
(Hackensack Meridian Hlth.), Ser. A, 5.00%, 7/1/37	A+	1,000,000	1,149,670
(Hackensack Meridian Hlth.), Ser. A, 5.00%, 7/1/35	A+	700,000	808,472

NJ State Trans. Trust Fund Auth. Rev. Bonds
(Federal Hwy. Reimbursement Notes), 5.00%, 6/15/30	A+	1,900,000	2,093,553
(Federal Hwy. Reimbursement Notes), 5.00%, 6/15/28	A+	1,000,000	1,112,570
(Trans. Syst.), Ser. A, zero %, 12/15/30	Baa1	10,000,000	5,783,800

South Jersey, Port Corp. Rev. Bonds (Marine Term.), Ser. S-1, 5.00%, 1/1/34	Baa1	1,000,000	1,067,930

Tobacco Settlement Fin. Corp. Rev. Bonds, Ser. 1A
5.00%, 6/1/41	B	2,000,000	1,979,480
4.75%, 6/1/34	BB-	3,000,000	2,959,590

Union Cnty., Util. Auth. Resource Recvy. Fac. Lease Rev. Bonds (Covanta Union), Ser. A, 5.25%, 12/1/31	AA+	2,300,000	2,559,854

			45,402,771
New Mexico (0.3%)

Sante Fe, Retirement Fac. Rev. Bonds (El Castillo Retirement Res.), 5.00%, 5/15/42	BBB-	1,460,000	1,513,407

			1,513,407
New York (6.0%)

Broome Cnty., Indl. Dev. Agcy. Continuing Care Retirement Rev. Bonds (Good Shepard Village), Ser. A, U.S. Govt. Coll., 6.875%, 7/1/40 (Prerefunded 7/1/18)	AAA/P	320,000	327,024

Liberty, Dev. Corp. Rev. Bonds (Goldman Sachs Headquarters), 5.25%, 10/1/35	A3	2,000,000	2,491,260

Metro. Trans. Auth. Rev. Bonds (Green Bonds), Ser. C-1, 4.00%, 11/15/32	AA-	1,000,000	1,065,990

Metro. Trans. Auth. Dedicated Tax Fund Mandatory Put Bonds (6/1/22), Ser. A-2A, 1.53%, 11/1/26	AA	3,940,000	3,936,887

NY Counties., Tobacco Trust III Rev. Bonds (Tobacco Settlement), 6.00%, 6/1/43	A3	120,000	120,214

NY State Dorm. Auth. Lease Rev. Bonds (State U. Dorm Fac.), Ser. A, 5.00%, 7/1/35	Aa2	1,000,000	1,099,900

NY State Dorm. Auth. Non-State Supported Debt Rev. Bonds (Orange Regl. Med. Ctr.), FHL Banks Coll., U.S. Govt. Coll., 6.25%, 12/1/37 (Prerefunded 12/1/18)	Baa3	1,800,000	1,871,640

NY State Dorm. Auth. Rev. Bonds, Ser. C, 5%, 3/15/31(T)	AAA	5,000,000	5,469,713

NY State Dorm. Auth. Rev. Bonds, Ser. A Group C, 5%, 3/15/42(T)	AAA	10,855,633	12,584,939

NY State Trans. Special Fac. Dev. Corp. Rev. Bonds (Laguardia Arpt. Term. B Redev. Program), Ser. A, 5.00%, 7/1/41	Baa3	1,000,000	1,095,100

			30,062,667
North Carolina (0.9%)

NC Eastern Muni. Pwr. Agcy. Syst. Rev. Bonds, Ser. C, 6.75%, 1/1/24 (Prerefunded 1/1/19)	AAA/F	1,000,000	1,048,770

NC State Med. Care Cmnty. Hlth. Care Fac. Rev. Bonds (Deerfield), Ser. A, 6.00%, 11/1/33 (Prerefunded 11/1/18)	A-/F	805,000	832,531

NC State Med. Care Comm. Hlth. Fac. Rev. Bonds (Presbyterian Homes), Ser. C, 5.00%, 10/1/36	A-/F	550,000	615,401

NC State Med. Care Comm. Retirement Fac. Rev. Bonds (Salemtowne), 5.25%, 10/1/37	BB/P	2,000,000	2,116,120

			4,612,822
Ohio (7.1%)

American Muni. Pwr., Inc. Rev. Bonds (Meldahl Hydroelectric (Green Bond)), Ser. A, 5.00%, 2/15/30	A	1,250,000	1,425,413

Buckeye, Tobacco Settlement Fin. Auth. Rev. Bonds
Ser. A-2, 6.50%, 6/1/47	B3	1,160,000	1,159,919
Ser. A-3, 6.25%, 6/1/37	B-	2,225,000	2,214,876
Ser. A-2, 6.00%, 6/1/42	B3	1,500,000	1,466,280
Ser. A-2, 5.75%, 6/1/34	B-	8,825,000	8,472,000

Franklin Cnty., Hlth. Care Fac. Rev. Bonds (OH Presbyterian Retirement Svcs. (OPRS) Cmntys. Oblig. Group), Ser. A, 6.00%, 7/1/35	BBB/F	1,125,000	1,244,880

Franklin Cnty., Hosp. Fac. Rev. Bonds (Nationwide Children's Hosp.), Ser. A, 4.00%, 11/1/44	Aa2	2,050,000	2,104,920

Lake Cnty., Hosp. Fac. Rev. Bonds (Lake Hosp. Syst., Inc.), Ser. C
6.00%, 8/15/43	A3	495,000	505,628
U.S. Govt. Coll., 6.00%, 8/15/43 (Prerefunded 8/15/18)	AAA/P	2,605,000	2,669,474

OH State Air Quality Dev. Auth. FRB (Columbus Southern Pwr. Co.), Ser. B, 5.80%, 12/1/38	A2	2,000,000	2,121,000

OH State Higher Edl. Fac. Comm. Rev. Bonds (Kenyon College)
5.00%, 7/1/44	A	3,265,000	3,436,151
U.S. Govt. Coll., 5.00%, 7/1/44 (Prerefunded 7/1/20)	AAA/P	1,735,000	1,871,545

OH State Hosp. Rev. Bonds (U. Hosp. Hlth. Syst.), Ser. A, 5.00%, 1/15/41	A2	700,000	773,353

OH State Hosp. Fac. Rev. Bonds (Cleveland Clinic Hlth. Syst.), Ser. A, 4.00%, 1/1/34	Aa2	1,250,000	1,325,700

OH State Private Activity Rev. Bonds (Portsmouth Bypass), AGM, 5.00%, 12/31/35	AA	1,125,000	1,252,924

Scioto Cnty., Hosp. Rev. Bonds (Southern OH Med. Ctr.)
5.00%, 2/15/33	A2	605,000	679,016
5.00%, 2/15/32	A2	745,000	840,628

Southeastern OH Port Auth. Hosp. Fac. Rev. Bonds
5.75%, 12/1/32	BB-/F	625,000	680,013
(Memorial Hlth. Syst. Oblig. Group), 5.50%, 12/1/43	BB-/F	120,000	129,468

Warren Cnty., Hlth. Care Fac. Rev. Bonds (Otterbein Homes Oblig. Group)
5.00%, 7/1/33	A	500,000	555,780
5.00%, 7/1/32	A	250,000	278,815

			35,207,783
Oregon (1.1%)

Keizer, Special Assmt. Bonds (Keizer Station), Ser. A, 5.20%, 6/1/31	Aa3	1,655,000	1,673,801

Multnomah Cnty., Hosp. Fac. Auth. Rev. Bonds (Terwilliger Plaza, Inc.), 5.00%, 12/1/36	BBB/F	650,000	727,675

OR Hlth. Sciences U. Rev. Bonds, Ser. A, 5.75%, 7/1/39 (Prerefunded 7/1/19)	Aa3	1,250,000	1,324,388

Salem, Hosp. Fac. Auth. Rev. Bonds (Salem Hlth.), Ser. A, 5.00%, 5/15/33	A+	1,500,000	1,703,265

			5,429,129
Pennsylvania (5.1%)

Chester Cnty., Hlth. & Ed. Fac. Auth. Rev. Bonds (Immaculata U.), 5.00%, 11/1/46	BB/F	2,000,000	1,981,760

Cumberland Cnty., Muni. Auth. Rev. Bonds (Diakon Lutheran Social Ministries)
5.00%, 1/1/32	BBB+/F	200,000	222,622
5.00%, 1/1/31	BBB+/F	1,000,000	1,116,790

Dauphin Cnty., Gen. Auth. Hlth. Syst. Rev. Bonds (Pinnacle Hlth. Syst.), Ser. A, 5.00%, 6/1/34	A1	450,000	511,268

Delaware River Port Auth. PA & NJ Rev. Bonds, Ser. D, 5.00%, 1/1/40	A2	1,200,000	1,266,324

Doylestown, Hosp. Auth. Rev. Bonds (Doylestown Hosp.), Ser. A, 5.00%, 7/1/41	Baa2	1,650,000	1,752,267

Erie, Higher Ed. Bldg. Auth. Rev. Bonds (Mercyhurst College), 5.50%, 3/15/38 (Prerefunded 9/15/18)	BB+	725,000	743,212

Franklin Cnty., Indl. Dev. Auth. Rev. Bonds (Chambersburg Hosp.), 5.375%, 7/1/42	A2	1,000,000	1,068,490

Geisinger, Auth. Rev. Bonds (Geisinger Hlth. Syst.), Ser. A-2, 5.00%, 2/15/39	Aa2	250,000	283,388

Northampton Cnty., Hosp. Auth. Rev. Bonds (St. Luke's Hosp. - Bethlehem), Ser. A, 5.50%, 8/15/40 (Prerefunded 8/15/18)	A3	1,250,000	1,277,950

PA State Econ. Dev. Fin. Auth. Exempt Fac. Rev. Bonds (Amtrak), Ser. A, 5.00%, 11/1/32	A1	1,000,000	1,082,770

PA State Higher Edl. Fac. Auth. Rev. Bonds
(Gwynedd Mercy College), Ser. KK1, 5.375%, 5/1/42	BBB	500,000	522,010
(St. Joseph's U.), Ser. A, 5.00%, 11/1/40	A-	3,000,000	3,207,720

PA State Hsg. Fin. Agcy. Rev. Bonds, Ser. 15-117A, 3.95%, 10/1/30	AA+	900,000	914,742

PA State Pub. School Bldg. Auth. Rev. Bonds (Northampton Cnty. Area Cmnty. College Foundation), BAM, 5.00%, 6/15/32	AA	2,030,000	2,236,999

PA State Tpk. Comm. Rev. Bonds
Ser. B-1, 5.00%, 6/1/42	A3	1,350,000	1,501,997
Ser. A, 5.00%, 12/1/38	A1	1,000,000	1,127,260
Ser. 2nd, 5.00%, 12/1/37	A3	1,000,000	1,119,400

Philadelphia, Gas Wks. Rev. Bonds, 5.00%, 8/1/32	A	1,000,000	1,134,110

Pittsburgh & Allegheny Cnty., Sports & Exhib. Auth. Hotel Rev. Bonds, AGM, 5.00%, 2/1/35	AA	1,225,000	1,304,515

Susquehanna, Area Regl. Arpt. Auth. Syst. Rev. Bonds, 5.00%, 1/1/38	Baa3	500,000	558,800

Westmoreland Cnty., Muni. Auth. Rev. Bonds, BAM, 5.00%, 8/15/27	AA	450,000	523,143

			25,457,537
Rhode Island (0.6%)

Tobacco Settlement Fin. Corp. Rev. Bonds, Ser. B, 5.00%, 6/1/50	BBB-/P	2,750,000	2,873,310

			2,873,310
South Carolina (3.6%)

SC State Pub. Svcs. Auth. Rev. Bonds
(Santee Cooper), Ser. A, 5.75%, 12/1/43	A1	3,000,000	3,429,540
Ser. A, 5.50%, 12/1/54	A1	3,000,000	3,348,720
Ser. E, 5.25%, 12/1/55	A1	1,950,000	2,180,451
Ser. A, 5.00%, 12/1/55	A1	2,000,000	2,191,040
Ser. A, 5.00%, 12/1/50	A1	3,500,000	3,853,325
Ser. C, 5.00%, 12/1/46	A1	2,500,000	2,751,475

			17,754,551
Tennessee (0.7%)

Johnson City, Hlth. & Edl. Fac. Board Hosp. Rev. Bonds (Mountain States Hlth. Alliance), 6.00%, 7/1/38	Baa1	3,450,000	3,684,186

			3,684,186
Texas (20.2%)

Arlington, Higher Ed. Fin. Corp. Rev. Bonds (Uplift Ed.), Ser. A
5.00%, 12/1/36	BBB-	500,000	548,025
PSFG, 5.00%, 12/1/35	AAA	500,000	574,695

Austin-Bergstrom Landhost Enterprises, Inc. Rev. Bonds
5.00%, 10/1/35	A3	580,000	658,938
5.00%, 10/1/34	A3	530,000	603,071

Bexar Cnty., G.O. Bonds, 4.00%, 6/15/33	Aaa	1,250,000	1,339,963

Brazos River Harbor Naval Dist. Env. Rev. Bonds (Dow Chemical Co.), Ser. A-4, 5.95%, 5/15/33	BBB	400,000	413,720

Central TX Regl. Mobility Auth. Rev. Bonds (Sr. Lien), Ser. A, 5.00%, 1/1/33	BBB+	425,000	464,980

Clifton, Higher Ed. Fin. Corp. Rev. Bonds (IDEA Pub. Schools), 5.00%, 8/15/28	BBB+	300,000	345,426

Dallas, Area Rapid Transit Rev. Bonds, U.S. Govt. Coll., 5.00%, 12/1/33 (Prerefunded 12/1/18)	AA+	26,000,000	26,782,860

Dallas-Fort Worth, Intl. Arpt. Fac. Impt. Corp. Rev. Bonds, Ser. A, 5.25%, 11/1/30	A+	3,000,000	3,396,060

Harris Cnty., Cultural Ed. Fac. Fin. Corp. Rev. Bonds
(Brazos Presbyterian Homes, Inc.), 5.00%, 1/1/37	BB+/F	1,000,000	1,031,890
(YMCA of the Greater Houston Area), Ser. A, 5.00%, 6/1/33	Baa3	800,000	852,248

Harris Cnty., Cultural Ed. Fac. Fin. Corp. VRDN (The Methodist Hosp.), Ser. C-1, 1.00%, 12/1/24	A-1+	5,000,000	5,000,000

Houston, Util. Syst. Rev. Bonds, Ser. A, 5.00%, 11/15/33	AA	1,500,000	1,627,695

Love Field, Gen. Arpt. Modernization Corp. Rev. Bonds
5.00%, 11/1/36	A1	1,000,000	1,128,200
5.00%, 11/1/35	A1	1,000,000	1,123,330

Lower CO River Auth. Transmission Svcs. Contract Corp. Rev. Bonds, 5.00%, 5/15/33	A	700,000	797,048

Matagorda Cnty., Poll. Control Rev. Bonds (Dist. No. 1), Ser. A, AMBAC, 4.40%, 5/1/30	A-	1,500,000	1,673,070

New Caney Independent School District GO Bonds, 5%, 2/15/47(T)	AAA/F	6,600,000	7,604,075

New Hope Cultural Ed. Fac. Fin. Corp. Rev. Bonds (Children's Hlth. Syst. of TX), Ser. A, 4.00%, 8/15/34	Aa2	600,000	624,636

New Hope, Cultural Ed. Fac. Fin. Corp. Rev. Bonds
(Wesleyan Homes, Inc.), 5.50%, 1/1/43	BB-/P	500,000	535,535
(Collegiate Hsg.-College Station I, LLC), AGM, 5.00%, 4/1/46	AA	2,100,000	2,282,910
(Collegiate Hsg.-Tarleton St.), 5.00%, 4/1/34	Baa3	1,000,000	1,088,830

North TX, Tollway Auth. Rev. Bonds
(1st Tier), Ser. I, 6.50%, 1/1/43	A1	4,000,000	4,904,600
Ser. D, AGC, zero %, 1/1/28	AA	7,800,000	5,749,692

Red River, Hlth. Retirement Fac. Dev. Corp. Rev. Bonds (Sears Methodist Retirement Syst. Oblig. Group)
Ser. B, 6.15%, 11/15/49 (In default)(NON)	D/P	282,000	395
Ser. A, 5.45%, 11/15/38 (In default)(NON)	D/P	814,000	1,140

San Antonio, Elec. & Gas Syst. Mandatory Put Bonds (12/1/21), Ser. B, 2.00%, 2/1/33	Aa2	1,000,000	1,002,240

Tarrant Cnty., Cultural Ed. Fac. Fin. Corp. Retirement Fac. Rev. Bonds (Buckner Retirement Svcs., Inc.), Ser. B, 5.00%, 11/15/46	A/F	2,000,000	2,210,780

New Hope, Cultural Ed. Fac. Fin. Corp. Rev. Bonds
5.00%, 2/15/34(T)	Aaa	5,000,000	5,823,838
5.00%, 2/15/35(T)	Aaa	5,000,000	5,823,838
5.00%, 2/15/42(T)	Aaa	5,000,000	5,823,838

TX State Muni. Gas Acquisition & Supply Corp. III Rev. Bonds, 5.00%, 12/15/28	A3	1,500,000	1,654,230

TX State Muni. Pwr. Agcy. Rev. Bonds (Syst. Net/Transmission Converting Security), 5.00%, 9/1/42	A+	1,400,000	1,499,610

TX State Private Activity Bond Surface Trans. Corp. Rev. Bonds (Blueridge Trans. Group, LLC (SH 288 Toll Lane)), 5.00%, 12/31/55	Baa3	2,000,000	2,188,380

TX State Trans. Comm. Tpk. Syst. Rev. Bonds (1st Tier), Ser. A, 5.00%, 8/15/41	A3	2,500,000	2,743,925

Uptown Dev. Auth. Tax Alloc. Bonds, Ser. A
5.00%, 9/1/40	BBB	300,000	333,567
5.00%, 9/1/35	BBB	505,000	566,681

			100,823,958
Utah (0.2%)

Salt Lake City, Hosp. Rev. Bonds, AMBAC, U.S. Govt. Coll., 6.75%, 5/15/20 (Escrowed to maturity)	AAA/P	1,000,000	1,017,720

			1,017,720
Virginia (2.1%)

Fairfax Cnty., Econ. Dev. Auth. Res. Care Fac. Rev. Bonds (Goodwin House, Inc.), Ser. A, 5.00%, 10/1/36	BBB/F	425,000	474,993

Small Bus. Fin. Auth. Private Activity Rev. Bonds (Transform 66 P3)
5.00%, 12/31/52	Baa3	750,000	829,380
5.00%, 12/31/49	Baa3	3,500,000	3,879,260

VA State Cmnwlth. U. Hlth. Syst. Auth. Rev. Bonds, Ser. B, 4.00%, 7/1/40	Aa3	3,000,000	3,104,730

Washington Cnty., Indl. Dev. Auth. Hosp. Fac. Rev. Bonds (Mountain States Hlth. Alliance), Ser. C, 7.75%, 7/1/38	Baa1	2,100,000	2,205,987

			10,494,350
Washington (3.2%)

Port of Seattle, Rev. Bonds, Ser. C, 5.00%, 4/1/40	A1	875,000	972,694

Port Seattle, Port Indl. Dev. Corp. Rev. Bonds (Delta Airlines, Inc.), 5.00%, 4/1/30	BBB-	1,300,000	1,428,024

WA State G.O. Bonds (Sr. 520 Corridor-Motor Vehicle Tax), Ser. C, 5%, 6/1/28(T)	AA+	5,000,000	5,505,250

Tobacco Settlement Auth. of WA Rev. Bonds, 5.25%, 6/1/32	A-	2,125,000	2,300,653

WA State Hlth. Care Fac. Auth. FRN Mandatory Put Bonds (7/1/22) (Fred Hutchinson Cancer Research Ctr.), Ser. B, 2.146%, 1/1/42	A	1,500,000	1,512,390

WA State Hlth. Care Fac. Auth. Rev. Bonds
(Kadlec Med. Ctr.), 5.50%, 12/1/39 (Prerefunded 12/1/20)	AAA/P	1,200,000	1,325,820
(Overlake Hosp. Med. Ctr.), Ser. A, 5.00%, 7/1/35	A2	2,350,000	2,664,125

WA State Hsg. Fin. Comm. 144A Rev. Bonds (Bayview Manor Homes), Ser. A, 5.00%, 7/1/36	BB+/P	375,000	388,530

			16,097,486
West Virginia (0.9%)

Harrison Cnty., Cmnty. Solid Waste Disp. Rev. Bonds (Allegheny Energy), Ser. D, 5.50%, 10/15/37	Baa2	3,450,000	3,449,690

WV State Hosp. Fin. Auth. Rev. Bonds (Thomas Hlth. Syst.), 6.75%, 10/1/43	B+/P	935,000	947,492

			4,397,182
Wisconsin (0.8%)

Pub. Fin. Auth. Arpt. Fac. Rev. Bonds (Sr. Oblig. Group), 5.25%, 7/1/28	BBB	350,000	382,018

WI State Rev. Bonds, Ser. A, U.S. Govt. Coll., 6.00%, 5/1/27 (Prerefunded 5/1/19)	AAA/P	235,000	248,313

WI State Hlth. & Edl. Fac. Auth. Rev. Bonds
(Prohealth Care, Inc.), 6.625%, 2/15/39 (Prerefunded 2/15/19)	AAA/P	1,500,000	1,580,010
(Prohealth Care, Inc.), 5.00%, 8/15/39	A1	750,000	822,233
(Three Pillars Sr. Living), 5.00%, 8/15/33	A/F	430,000	468,524

WI State Pub. Fin. Auth Sr. Living 144A Rev. Bonds (Mary's Woods at Marylhurst), Ser. A
5.25%, 5/15/42	BB/F	250,000	271,655
5.25%, 5/15/37	BB/F	250,000	272,650

			4,045,403
Wyoming (0.4%)

Campbell Cnty., Solid Waste Fac. Rev. Bonds (Basin Elec. Pwr. Co-op), Ser. A, 5.75%, 7/15/39	A	2,000,000	2,106,240

			2,106,240
TOTAL INVESTMENTS

Total investments (cost $646,309,041)			$681,169,514

	Notes to the fund's portfolio
	Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from May 1, 2017 through January 31, 2018 (the reporting period). Within the following notes to the portfolio, references to "Putnam Management" represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC, references to "ASC 820" represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures and references to "OTC", if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $498,368,329.
(RAT)	The Moody's, Standard & Poor's or Fitch ratings indicated are believed to be the most recent ratings available at the close of the reporting period for the securities listed. Ratings are generally ascribed to securities at the time of issuance. While the agencies may from time to time revise such ratings, they undertake no obligation to do so, and the ratings do not necessarily represent what the agencies would ascribe to these securities at the close of the reporting period. Securities rated by Fitch are indicated by "/F." Securities rated by Putnam are indicated by "/P." The Putnam rating categories are comparable to the Standard & Poor's classifications. If a security is insured, it will usually be rated by the ratings organizations based on the financial strength of the insurer.
(NON)	This security is non-income-producing.
(STP)	The interest rate and date shown parenthetically represent the new interest rate to be paid and the date the fund will begin accruing interest at this rate.
(F)	This security is valued by Putnam Management at fair value following procedures approved by the Trustees. Securities are classified as Level 3 for ASC 820 based on the securities' valuation inputs.
(T)	Underlying security in a tender option bond transaction. This security has been segregated as collateral for financing transactions.
	At the close of the reporting period, the fund maintained liquid assets totaling $29,056,678 to cover tender option bonds.
	144A after the name of an issuer represents securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
	On Mandatory Put Bonds, the rates shown are the current interest rates at the close of the reporting period and the dates shown represent the next mandatory put dates.
	The dates shown parenthetically on prerefunded bonds represent the next prerefunding dates.
	The dates shown on debt obligations are the original maturity dates.

	The fund had the following sector concentrations greater than 10% at the close of the reporting period (as a percentage of net assets):
	Health care	23.8%
	Prerefunded	20.3
	Utilities	19.1
	Transportation	17.3
	Local debt	13.7

	Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund's assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
	Tax-exempt bonds and notes are generally valued on the basis of valuations provided by an independent pricing service approved by the Trustees. Such services use information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities in determining value. These securities will generally be categorized as Level 2.
	Certain investments, including certain restricted and illiquid securities and derivatives are also valued at fair value following procedures approved by the Trustees. To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
	Tender option bond transactions: The fund may participate in transactions whereby a fixed-rate bond is transferred to a tender option bond trust (TOB trust) sponsored by a broker. The TOB trust funds the purchase of the fixed rate bonds by issuing floating-rate bonds issued to third parties and allowing the fund to retain the residual interest in the TOB trust's assets and cash flows, which are in the form of inverse floating rate bonds. The inverse floating rate bonds held by the fund give the fund the right to (1) cause the holders of the floating rate bonds to tender their notes at par, and (2) to have the fixed-rate bond held by the TOB trust transferred to the fund, causing the TOB trust to collapse. The fund accounts for the transfer of the fixed-rate bond to the TOB trust as a secured borrowing by including the fixed-rate bond in The fund's portfolio and including the floating rate bond as a liability in the Statement of assets and liabilities. At the close of the reporting period, the fund's investments with a value of $82,707,930 were held by the TOB trust and served as collateral for $53,651,250 in floating-rate bonds outstanding. During the reporting period, the fund incurred interest expense of $254,870 for these investments based on an average interest rate of 1.05%.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund's investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund's net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Municipal bonds and notes	$—	$681,158,937	$10,577

Totals by level	$—	$681,158,937	$10,577

During the reporting period, transfers within the fair value hierarchy, if any, did not represent, in the aggregate, more than 1% of the fund's net assets measured as of the end of the period. Transfers are accounted for using the end of period pricing valuation method.
At the start and close of the reporting period, Level 3 investments in securities represented less than 1% of the fund's net assets and were not considered a significant portion of the fund's portfolio.
For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Municipal Opportunities Trust

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: March 28, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: March 28, 2018

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Financial Officer Date: March 28, 2018